Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 539,571	$ 461,246
Less Accumulated depreciation	(391,078)	(363,417)	$ (277,363)
Property and equipment, net	148,493	97,829	$ 161,820
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	376,164	297,839
Equipment under finance lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 163,407	$ 163,407